Acquisitions and Dispositions of Real Estate Property - Estimated Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 146,017	$ 88,959	$ 88,989
2015 Acquisitions
Business Acquisition [Line Items]
Land and improvements	38,119
Buildings and improvements	515,702
Acquired lease intangibles	14,299
Goodwill	56,408
Other assets	8,027
Total assets acquired	632,555
Tenant deposits	8,801
Lease intangible liabilities	3,729
Accounts payable and other liabilities	1,468
Total liabilities assumed	13,998
Net assets acquired	$ 618,557